Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Transportation equipment [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years
Minimum [Member] | Furniture and office equipment [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	2 years
Minimum [Member] | Computer equipment [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	2 years
Minimum [Member] | Buildings and improvements [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years
Maximum [Member] | Furniture and office equipment [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years
Maximum [Member] | Computer equipment [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years
Maximum [Member] | Buildings and improvements [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	20 years